SHAREHOLDERS' EQUITY (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Sep. 01, 2016	Dec. 03, 2015	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares, shares authorized			43,333,333	40,000,000
Ordinary shares, par value per share			$ 0.03	$ 0.03
Ordinary shares issued in private placement	782,981	4,436,898
Gross proceeds from private placement		$ 10,125
Purchase price per share (in dollars per share)		$ 2.282
Period taken to calculate the average closing price of an ordinary share		30 days
Share price	$ 1.939
Option expiration term			7 years
Weighted average fair value of stock options granted			$ 1.27	$ 0.72	$ 0.64
Options outstanding, in-the-money			106,332
Options outstanding, out of the money			3,638,475
Total intrinsic value of options exercised			$ 1
Total expense incurred			$ 2,718	$ 2,112	$ 6,844
Option exercise under repricing			2,689,669
Exercised price			$ 3.24
Incremental fair value			$ 1,471
Stock Option Plan 2003 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for grant			878,249
Undertone [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants to purchase ordinary shares granted			66,666
Weighted average exercise price of warrants			$ 9.09
Weighted-average grant-date fair value			$ 1.23
Total expense incurred			$ 61	$ 61	$ 62
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost related to outstanding stock options and RSUs, expected period of recognition			1 year 5 months 5 days
Stock Options And Restricted Stock Units RSU [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost related to outstanding stock options and RSUs			$ 59
Restricted Stock Units (RSUs) [Member] | Stock Option Plan 2003 [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period for plan			3 years
Performance-based Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost related to outstanding stock options and RSUs, expected period of recognition			1 year
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost related to outstanding stock options and RSUs			$ 2,968